Long-term Debt (Details 1) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Capitalization, Long-term Debt [Line Items]
2014	$ 1,477,628	$ 1,054,053
2015	390,360	289,916
2016	360,217	253,578
2017	345,839	262,002
2018 & Thereafter	774,764	774,764
Total	$ 3,348,808	$ 2,634,313	$ 3,457,515